Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2016
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years